Pay vs Performance Disclosure	4 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2022	Apr. 15, 2022	Sep. 11, 2022	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table presents the Summary Compensation Table totals of our Principal Executive Officer (“PEO”) and the average of our other NEOs (“Other NEOs”) as well as their “compensation actually paid” for the past five fiscal years ending December 31, 2024, calculated in accordance with SEC rules.

									Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Current PEO[1,5,6]	Summary Compensation Actually Paid to Current PEO[1,5,6]	Summary Compensation Table Total for 2022 First PEO[2,3]	Compensation Actually Paid to 2022 First PEO[2,3]	Summary Compensation Table Total for 2022 Second PEO[2]	Compensation Actually Paid to 2022 Second PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[4]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[7]	Peer Group Total Shareholder Return[8]	Net Income (billions)[9]	Adjusted Earnings Per Share[10]
2024	$8,683,952	($1,611,597)	$0	$0	$0	$0	$2,849,495	($1,456,947)	$36	$147	($0.910)	$1.67
2023	$8,518,987	$9,338,886	$0	$0	$0	$0	$3,733,693	$3,765,305	$66	$143	($0.132)	$1.83
2022	$7,552,435	$7,664,113	$7,784,078	($4,551,477)	$6,999,995	$7,150,311	$4,911,944	$2,986,155	$58	$140	($0.950)	$2.09
2021	$0	$0	$9,251,885	$20,087,841	$0	$0	$2,384,897	$5,981,207	$100	$143	$0.411	$2.82
2020	$0	$0	$7,166,868	$4,390,322	$0	$0	$2,350,903	$2,006,914	$93	$113	($0.073)	$1.79

1.	Mr. Campion served as the Third PEO in 2022 and the only PEO in 2023 and 2024. For purposes of this table, Mr. Campion is referred to as the “Current PEO.”
2.	In 2022, the PEOs included Donald M. Casey, Jr. (First PEO; former CEO), John P. Groetelaars (Second PEO; former interim CEO) and Mr. Campion (Third PEO).
3.	Mr. Casey served as the PEO in 2020 and 2021.
4.	The other NEOs for the applicable years were as follows:
a.	2024 and 2023: Messrs. Coleman (former Executive Vice President, Chief Financial Officer), Frank (former Executive Vice President, Chief Business Officer), Rosenzweig, and Johnson.
b.
2022: Barbara Bodem (former interim Executive Vice President, Chief Financial Officer), Cherée H. Johnson (former Senior Vice President, Chief Legal Officer, General Counsel), Jorge M. Gomez (former Executive Vice President, Chief Financial Officer), Mr. Coleman, Mr. Frank and Cord F. Staehler (former Senior Vice President, Chief Technology Officer).

c.
2021: Mr. Gomez, Walter Petersohn (former Senior Vice President, Chief Commercial Officer), Keith J. Ebling (former Executive Vice President, General Counsel & Secretary) and Daniel P. Key (former Senior Vice President, Chief Supply Chain Officer).

d.	2020: Mrs. Lisa M. Yankie (former Senior Vice President, Chief Human Resources Officer), Messrs. Gomez, Petersohn, Ebling and William E. Newell (former Senior Vice President, Chief Segment Officer).
5.
The dollar amounts reported in the Summary Compensation Table Total columns are the amounts of total compensation reported for the PEO or non-PEO NEOs for each corresponding year in the “Total” column of the “Summary Compensation Table.”

6.
The dollar amounts reported in the Compensation Actually Paid columns represent the amounts of “Compensation Actually Paid” to each respective PEO or non-PEO NEO, as computed in accordance with Item 402(v) of SEC Regulation S-K by taking the amount set forth in the “Total” column of the “Summary Compensation Table,” deducting the amounts set forth in the “Stock Awards” and “Option Awards” columns in the “Summary Compensation Table” and then including the equity award adjustment amount, as illustrated below for 2024.

7.
Total Shareholder Return (“TSR”) is calculated by dividing (i) the sum of: (a) the cumulative amount of dividends for the measurement period (which begins at the “measuring point” established by the market close on the last trading day before 2020, through and including the end of the fiscal year for which cumulative TSR of the Company or peer group cumulative TSR is being calculated), assuming dividend reinvestment, and (b) the difference between the Company’s share price at the end and the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period.

8.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used to calculate TSR for pay versus performance disclosure purposes is the S&P 500 Healthcare Index, consistent with the peer group used for the Performance Graph in the Company’s 2024 Form 10-K, as required by Item 201(e) of Regulation S-K. The Company uses a combination of the companies in the S&P 400 and S&P 500 Healthcare Equipment & Supplies Indices to determine payouts under the relative TSR metric of the PRSUs granted in 2024, as described in the CD&A of this Proxy Statement.
9.	Net Income amounts in (billions) reflected in Dentsply Sirona’s audited consolidated finance statements for the applicable year.
10.
The Company has identified Adjusted Earnings Per Share as the Company-selected measure for the pay versus performance disclosure, as it represents the most significant financial performance measure used to link compensation actually paid to the PEO and the Other NEOs to the Company’s performance in 2024.

The following adjustments were made to Mr. Campion’s equity valuations to determine the compensation actually paid to Mr. Campion in 2024.

Current PEO Equity Award Adjustment Breakout
Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments[1]
$2,074,520	($4,979,069)	$0	($857,616)	$0	$130,105	($3,632,060)

The following adjustments were made to the equity valuations of the other NEOs to determine the average compensation actually paid to the other NEOs in 2024:

Non-PEO NEO Equity Award Adjustment Breakout
Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments[1]
$405,586	($1,366,043)	$0	($247,878)	($1,185,207)	$28,586	($2,364,957)

1.	The equity adjustments for the PEO and Non-PEO NEOs in the breakout tables above were calculated as follows:
a.	Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
b.
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;

c.	Add, for awards that are granted and vest in the same year, the fair value as of the vesting date;
d.
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year;

e.
Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and

f.
Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Company Selected Measure Name				Adjusted Earnings Per Share
Named Executive Officers, Footnote
1.	Mr. Campion served as the Third PEO in 2022 and the only PEO in 2023 and 2024. For purposes of this table, Mr. Campion is referred to as the “Current PEO.”
2.	In 2022, the PEOs included Donald M. Casey, Jr. (First PEO; former CEO), John P. Groetelaars (Second PEO; former interim CEO) and Mr. Campion (Third PEO).
3.	Mr. Casey served as the PEO in 2020 and 2021.
4.	The other NEOs for the applicable years were as follows:
a.	2024 and 2023: Messrs. Coleman (former Executive Vice President, Chief Financial Officer), Frank (former Executive Vice President, Chief Business Officer), Rosenzweig, and Johnson.
b.
2022: Barbara Bodem (former interim Executive Vice President, Chief Financial Officer), Cherée H. Johnson (former Senior Vice President, Chief Legal Officer, General Counsel), Jorge M. Gomez (former Executive Vice President, Chief Financial Officer), Mr. Coleman, Mr. Frank and Cord F. Staehler (former Senior Vice President, Chief Technology Officer).

c.
2021: Mr. Gomez, Walter Petersohn (former Senior Vice President, Chief Commercial Officer), Keith J. Ebling (former Executive Vice President, General Counsel & Secretary) and Daniel P. Key (former Senior Vice President, Chief Supply Chain Officer).

d.	2020: Mrs. Lisa M. Yankie (former Senior Vice President, Chief Human Resources Officer), Messrs. Gomez, Petersohn, Ebling and William E. Newell (former Senior Vice President, Chief Segment Officer).

Peer Group Issuers, Footnote
8.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used to calculate TSR for pay versus performance disclosure purposes is the S&P 500 Healthcare Index, consistent with the peer group used for the Performance Graph in the Company’s 2024 Form 10-K, as required by Item 201(e) of Regulation S-K. The Company uses a combination of the companies in the S&P 400 and S&P 500 Healthcare Equipment & Supplies Indices to determine payouts under the relative TSR metric of the PRSUs granted in 2024, as described in the CD&A of this Proxy Statement.

Adjustment To PEO Compensation, Footnote
The following adjustments were made to Mr. Campion’s equity valuations to determine the compensation actually paid to Mr. Campion in 2024.

Current PEO Equity Award Adjustment Breakout
Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments[1]
$2,074,520	($4,979,069)	$0	($857,616)	$0	$130,105	($3,632,060)

1.	The equity adjustments for the PEO and Non-PEO NEOs in the breakout tables above were calculated as follows:
a.	Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
b.
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;

c.	Add, for awards that are granted and vest in the same year, the fair value as of the vesting date;
d.
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year;

e.
Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and

f.
Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount				$ 2,849,495	$ 3,733,693	$ 4,911,944	$ 2,384,897	$ 2,350,903
Non-PEO NEO Average Compensation Actually Paid Amount				$ (1,456,947)	3,765,305	2,986,155	5,981,207	2,006,914
Adjustment to Non-PEO NEO Compensation Footnote
The following adjustments were made to the equity valuations of the other NEOs to determine the average compensation actually paid to the other NEOs in 2024:

Non-PEO NEO Equity Award Adjustment Breakout
Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments[1]
$405,586	($1,366,043)	$0	($247,878)	($1,185,207)	$28,586	($2,364,957)

1.	The equity adjustments for the PEO and Non-PEO NEOs in the breakout tables above were calculated as follows:
a.	Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
b.
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;

c.	Add, for awards that are granted and vest in the same year, the fair value as of the vesting date;
d.
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year;

e.
Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and

f.
Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As described in more detail in the section captioned “Compensation Discussion and Analysis — Annual Equity Compensation”, the number of units earned for a portion of the PRSU grant is based on the Relative TSR for a three-fiscal-year performance period. As demonstrated by the following table, the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Other NEOs is generally aligned with Dentsply Sirona’s TSR over each of the five years presented in the Pay Versus Performance Table for 2024.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
As demonstrated by the following table, the amount of compensation actually paid to the PEO and the average amount of compensation actually paid the Other NEOs is generally aligned with Dentsply Sirona’s Net Income over the five years presented in the Table for 2024. While the Company does not use Net Income as a performance measure in the overall executive compensation program, the measure of Net Income is correlated with the measure of Net Sales, which is utilized in setting goals for annual incentive compensation and adjusted EPS and Net Sales which are utilized in determining the vesting of PRSUs that are awarded to the NEOs.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted Earnings Per Share
As described in more detail in the section captioned “Compensation Discussion and Analysis — Annual Equity Compensation”, the number of units earned for a portion of the PRSU grant is based on the Adjusted Earnings Per Share for a three-fiscal-year performance period. As demonstrated by the following table, the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Other NEOs is generally aligned with Dentsply Sirona’s Adjusted EPS over each of the five years presented in the Pay Versus Performance Table for 2024.

Total Shareholder Return Vs Peer Group
For each of the five years presented in the Pay Versus Performance Table for 2024, Dentsply Sirona’s cumulative TSR fell behind that of the S&P 500 Healthcare index peer group. The following table details the Company’s cumulative TSR in comparison to the Peer Group cumulative TSR for each of the measurement periods.

Tabular List, Table
Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for 2024 to company performance. The measures in this table are not ranked.

Financial Performance Measures
Organic Net Sales
Adjusted EBITDA Margin
Adjusted Earnings Per Share
Relative TSR

Total Shareholder Return Amount				$ 36	66	58	100	93
Peer Group Total Shareholder Return Amount				147	143	140	143	113
Net Income (Loss)				$ (910,000,000)	$ (132,000,000)	$ (950,000,000)	$ 411,000,000	$ (73,000,000.000)
Company Selected Measure Amount | $ / shares				1.67	1.83	2.09	2.82	1.79
PEO Name	Mr. Campion	Donald M. Casey, Jr.	John P. Groetelaars	Mr. Campion	Mr. Campion		Mr. Casey	Mr. Casey
Equity Awards Adjustments, Footnote
The following adjustments were made to Mr. Campion’s equity valuations to determine the compensation actually paid to Mr. Campion in 2024.

Current PEO Equity Award Adjustment Breakout
Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments[1]
$2,074,520	($4,979,069)	$0	($857,616)	$0	$130,105	($3,632,060)

The following adjustments were made to the equity valuations of the other NEOs to determine the average compensation actually paid to the other NEOs in 2024:

Non-PEO NEO Equity Award Adjustment Breakout
Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments[1]
$405,586	($1,366,043)	$0	($247,878)	($1,185,207)	$28,586	($2,364,957)

1.	The equity adjustments for the PEO and Non-PEO NEOs in the breakout tables above were calculated as follows:
a.	Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
b.
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;

c.	Add, for awards that are granted and vest in the same year, the fair value as of the vesting date;
d.
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year;

e.
Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and

f.
Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Measure:: 1
Pay vs Performance Disclosure
Name				Organic Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name				Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name				Adjusted Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name				Relative TSR
Mr. Campion [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 8,683,952	$ 8,518,987	$ 7,552,435	$ 0	$ 0
PEO Actually Paid Compensation Amount				(1,611,597)	9,338,886	7,664,113	0	0
Donald M. Casey, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	0	7,784,078	9,251,885	7,166,868
PEO Actually Paid Compensation Amount				0	0	(4,551,477)	20,087,841	4,390,322
John P. Groetelaars [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	0	6,999,995	0	0
PEO Actually Paid Compensation Amount				0	$ 0	$ 7,150,311	$ 0	$ 0
PEO | Mr. Campion [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,663,489)
PEO | Mr. Campion [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,632,060)
PEO | Mr. Campion [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,074,520
PEO | Mr. Campion [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,979,069)
PEO | Mr. Campion [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Campion [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(857,616)
PEO | Mr. Campion [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Campion [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				130,105
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,364,957)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				405,586
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,366,043)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(247,878)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,185,207)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 28,586